RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2015
Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
Amounts due from related parties - Current:

	Years ended December 31,
	2014	2015
	$	$

Trade related balances	75,713,936	10,562,498
Non-trade related balances	12,333,542	7,626,450
Amounts due from related parties	88,047,478	18,188,948

Amounts due from related parties – Non-current:

	Years ended December 31,
	2014	2015
	$	$

Trade related balances	-	66,137,486
Non-trade related balances	-	5,826,839
Amounts due from related parties	-	71,964,325

Trade related balances to receivables and prepayments [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
Details with such parties are as follows:

	At December 31,
Name of related party	2014	2015
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	70,186,196	-
China Electric Equipment Group Co., Ltd.	4,054,056	5,508,488
CEEG (Nanjing) Solar Research Institute	597,774	810,619
CEEG (Jiangsu) Insulated New Material Co., Ltd.	4,620	1,701,548
Jiangxi Jingde Semiconductor New Material Co., Ltd.	44,942	168,739
Nanjing Xinde New Energy Technology Co., Ltd.	583,390	-
CEEG Holding Co.,Ltd.	148,768	100,930
Jiangsu CEEG Business Co., Ltd.	94,190	538,515
Eco Energy S.r.l	-	368,503
CEEG (Nanjing) Transmission and Distribution Equipment Co., Ltd.	-	24,823
CEEG Xinde Shanghai New Energy Co., Ltd.	-	354,338
CEEG Group Co., Ltd.	-	178,260
CEEG Holding Co., Ltd.	-	360,689
CEEG (Nanjing) Electricity Technology Co., Ltd.	-	447,046
	75,713,936	10,562,498

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions	Amounts due to related parties:
	At December 31,
	2014	2015
	$	$

Trade related balances	4,424,706	5,404,989
Non-trade related balances	4,696,075	916,073
Amounts due to related parties	9,120,781	6,321,062

Trade related balances to payables and pre-collected amounts [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2014	2015
	$	$

Jiangxi Jingde Semiconductor New Material Co., Ltd.	111,013	-
China Electric Equipment Group Co., Ltd.	522,763	407,627
CEEG (Nanjing) Intelligent Technology Co., Ltd.	172,852	162,881
CEEG (Jiangsu) Insulated New Material Co., Ltd.	1,442,674	57,330
CEEG (Nanjing) Semiconductor Co., Ltd.	140,865	132,739
CEEG (Nanjing) Solar Research Institute	1,923,774	2,621,211
CEEG (HK) Limited Co., Ltd.	47,029	47,029
Jiangsu XindeMinyong Photovoltaic System Co., Ltd.	63,736	-
CEEG KOREA CO.,LTD.	-	26,536
VIETNAM SUNERGY COMPANY	-	110,580
CEEG Xinde Shanghai New Energy,.Co Ltd	-	4,084
CEEG (Nanjing) Trandmission and Distribution EquiomentCo., Ltd	-	1,325,182
CEEG (Nanjing) Solar Technology,.Co Ltd	-	7,535
CEEG (Nanjing) Electricity Technology,.Co Ltd	-	455,333
CEEG (Jinagsu) Electricity Design,.Co Ltd	-	4,187
CEEG Holding Co.,Ltd	-	42,735

	4,424,706	5,404,989

Sales to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2013	2014	2015
	$	$	$
CEEG (Nanjing) Solar Research Institute	1,450,689	333,943	810,619
CEEG (Nanjing) Semiconductor Co., Ltd.	247,563	9,736	9,736
China Electric Equipment Group (Hong Kong) Co., Ltd.	71,852	-	-
China Electric Equipment Group Co., Lt	7,435,809	5,333,313	9,238,197
CEEG (Jiangsu) Insulated New Material Co., Ltd.	606,322	-	-
CEEG Korea Co., Ltd.	-	4,065	26,535
Jiangxi Jingde Semiconductor New Material Co., Ltd.	38,893	95,555	42,349
Jiangsu Xinde Civil Photovoltaic System Co., Ltd.	-	715,691
Jiangsu CEEG Cloud Commercial Co., Ltd.	-	328,053	575,801
Nanjing Xinde New Energy Technology Co., Ltd.	-	1,501,211
CEEG Holding Co., Ltd.	-	1,738,797	100,930
CEEG Xinde (Shanghai)New Energy Co., Ltd.	-	8,190	52,448
CEEG Jiangsu Electric Power Design	-	-	101,475

	9,851,128	10,068,554	10,958,090

Purchases from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2013	2014	2015
	$	$	$

China Electric Equipment Group Co., Ltd.	4,778,993	379,275	-
CEEG (Nanjing) Semiconductor Co., Ltd.	21,449,705	40,296	-
Jiangxi Jingde Semiconductor New Material Co., Ltd.	4,811,590	-
CEEG (Jiangsu) Insulated New Material Co., Ltd.	6,181,715	3,668,758	2,533,814
CEEG (Nanjing) Special Transformer Co., Ltd.	181	-	-
CEEG (Jiangsu) Electricity Design Co., Ltd	-	-	540,454
CEEG Korea CO.,LTD	-	-	27,323
CEEG Holding CO.,LTD	-	-	198,509
CEEG Xinde (Shanghai)New Energy Co., Ltd.	-	-	5,463

	37,222,184	4,088,329	3,305,563

Short-term borrowings [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
Short-term borrowings from CEEG Semi, with common ultimate investors, are as follows:

	Years ended December 31,
	2013	2014	2015
	$	$	$

Opening balance	(9,545,760)	-	-
Borrowings	(28,713,240)	-	-
Repayment	38,259,000	-	-
Closing balance	-	-	-